Loan impairment provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan impairment provisions
ECL (release)/charge	£ 359	£ 578	£ 337
Cash and balances at central banks	92,994	104,262	£ 144,832
Contingent Liability
Loan impairment provisions
ECL (release)/charge	(5)	(9)
Other financial assets
Loan impairment provisions
Financial Assets	63,243	51,102
ECL (release)/charge	(12)	(16)
Off-Balance Sheet Exposures | Impairment
Loan impairment provisions
Financial Assets	(100)	(100)
FVOCI
Loan impairment provisions
Debt instruments held	37,536	28,323
FVOCI | Impairment
Loan impairment provisions
Financial Assets	(4)	(9)
FVOCI | Other financial assets
Loan impairment provisions
ECL (release)/charge	(4)	6
Loans and advances | Impairment
Loan impairment provisions
Financial Assets	£ (3,425)	£ (3,645)
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.83%	0.93%
ECL (release)/charge	£ 359	£ 578
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	410,225	392,040
Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(3,425)	(3,645)
Cash at central banks | Other financial assets
Loan impairment provisions
Financial Assets	91,800	103,100
Debt securities | Other financial assets
Loan impairment provisions
Financial Assets	£ 62,400	£ 50,100
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	0.16%	0.20%
ECL (release)/charge	£ (438)	£ (397)
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	363,821	348,586
12-month expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (598)	£ (709)
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	1.94%	2.58%
ECL (release)/charge	£ 360	£ 645
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
Amounts written off	144	42
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	40,474	37,891
Lifetime expected credit losses | Not credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	£ (787)	£ (976)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income
Loan impairment provisions
ECL provision coverage	34.40%	35.23%
ECL (release)/charge	£ 437	£ 330
Amounts written off	654	319
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Individually assessed
Loan impairment provisions
ECL (release)/charge	192	89
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Collectively assessed
Loan impairment provisions
ECL (release)/charge	245	241
Amounts written off	510	277
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount
Loan impairment provisions
Financial Assets	5,930	5,563
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Individually assessed
Loan impairment provisions
Financial Assets	1,285	1,031
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Gross carrying amount | Collectively assessed
Loan impairment provisions
Financial Assets	4,645	4,532
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment
Loan impairment provisions
Financial Assets	(2,040)	(1,960)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Individually assessed
Loan impairment provisions
Financial Assets	(451)	(332)
Lifetime expected credit losses | Credit impaired | Loans and advances | Financial assets at amortised cost and fair value through other comprehensive income | Impairment | Collectively assessed
Loan impairment provisions
Financial Assets	£ (1,589)	£ (1,628)